RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES.
Schedule of research and development expenses

?

?	?	?	?	?	?	?
?	?	Year Ended December 31,
?		2022		2021		2020
?	?	U.S. dollars in thousands
Payroll and related expenses	?	661	?	839	?	636
Professional services		1,210		1,821	?	1,752
Share-based payments		1,151		1,910		883
Clinical and pre-clinical trials		3,872		23,905		12,569
Intellectual property development		180		349		298
Other		205		674		353
?		7,279		29,498		16,491